Borrowings and Debentures - Debentures (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Excess carrying amount of financial liabilities designated at fair value through profit or loss over the principal amount	₩ 11,813
3M LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.80%